Schedule of investments

Delaware Global Equity Fund June 30, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 98.85%Δ
Denmark - 4.62%
Novo Nordisk Class B	211,080	$13,751,383
		13,751,383
France - 15.68%
Air Liquide	87,110	12,594,961
Danone †	204,862	14,220,126
Orange	528,630	6,321,342
Publicis Groupe	238,290	7,740,857
Sodexo	84,940	5,759,606
		46,636,892
Germany - 6.27%
adidas AG †	24,190	6,377,738
Fresenius Medical Care AG & Co. †	142,470	12,256,677
		18,634,415
Ireland - 1.07%
Kerry Group Class A	25,510	3,169,041
		3,169,041
Japan - 14.64%
Asahi Group Holdings	134,900	4,737,993
Kao	36,900	2,928,303
KDDI	352,000	10,502,675
Kirin Holdings	123,200	2,597,027
Lawson	85,900	4,320,813
Makita	165,100	6,003,772
Secom	33,600	2,948,155
Seven & i Holdings	290,900	9,516,364
		43,555,102
Netherlands - 5.15%
Koninklijke Ahold Delhaize	562,590	15,332,866
		15,332,866
Sweden - 3.36%
Hennes & Mauritz Class B	222,700	3,250,595
Securitas Class B †	498,820	6,745,156
		9,995,751
Switzerland - 11.12%
Nestle	115,540	12,809,992
Roche Holding	44,990	15,586,764
Swatch Group	23,380	4,692,642
		33,089,398
United Kingdom - 5.05%
Diageo	182,280	6,058,504

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Schedule of investments

Delaware Global Equity Fund (Unaudited)

	Number of Shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	3,583,170	$5,069,129
Next	64,300	3,893,041
		15,020,674
United States - 31.89%
Clorox	34,130	7,487,098
Conagra Brands	350,930	12,342,208
General Mills	211,700	13,051,305
Hormel Foods	148,480	7,167,130
Ingredion	44,160	3,665,280
Kimberly-Clark	109,940	15,540,019
Lamb Weston Holdings	160,520	10,262,044
Merck & Co.	140,560	10,869,505
Mondelez International Class A	74,500	3,809,185
Parker-Hannifin	26,560	4,867,651
Pfizer	176,660	5,776,782
		94,838,207

Total Common Stock (cost $294,593,320)		294,023,729

Exchange-Traded Fund – 0.86%
Vanguard S&P 500 ETF	9,045	2,563,624
Total Exchange-Traded Fund (cost $2,362,859)		2,563,624

Short-Term Investments – 0.08%
Money Market Mutual Funds - 0.08%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	44,161	44,161
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	44,160	44,160
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	44,160	44,160
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	44,160	44,160
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	44,160	44,160
Total Short-Term Investments (cost $220,801)		220,801
Total Value of Securities – 99.79%
(cost $297,176,980)		296,808,154
Receivables and Other Assets Net of Liabilities – 0.21%		625,217
Net Assets Applicable to 46,802,127 Shares Outstanding – 100.00%		$297,433,371

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(Unaudited)

Δ Securities have been classified by country of origin.

† Non-income producing security.

The following foreign currency exchange contracts were outstanding at June 30, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(172,210)	USD	193,664	7/1/20	$181	$—
BNYM	GBP	(19,010)	USD	23,357	7/1/20	—	(198)
BNYM	JPY	(8,630,099)	USD	80,363	7/1/20	436	—
Total Foreign Currency Exchange Contracts						$617	$(198)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – The Bank of New York Mellon
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
JPY – Japanese Yen
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar

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